UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

The Tax-Exempt Bond Fund of America
Investment portfolio
November 30, 2006	unaudited

Bonds & notes — 95.49%	Principal amount (000)	Market value (000)

ALABAMA — 0.80%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$2,116
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,152
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	1,000	1,051
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2004-A, 4.75% 2017	2,000	2,063
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,818
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,266
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project),
Series 2001, 8.125% 2031[1]	6,250	3,424
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	1,102
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	3,296
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	1,095
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	2,987
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
Series 2000-A, MBIA insured, 5.50% 2009	1,150	1,203
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,661
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2026	2,030	2,145
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2036	11,000	11,603
		44,982

ALASKA — 0.93%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,175
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,208
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,980
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	4,105	4,149
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2025	2,935	3,131
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2026	3,070	3,275
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008	10,935	10,330
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,629
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,575	1,677
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,641
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,015
		52,210

ARIZONA — 0.34%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009	1,085	1,121
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016	935	957
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (preref. 2007)	490	497
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016 (preref. 2008)	65	66
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
Series 2004, AMBAC insured, 5.00% 2007	2,420	2,441
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,041
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	2,500	2,569
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,106
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,480
		19,278

CALIFORNIA — 8.20%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	8,531
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,446
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds
(Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,021
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	205	208
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,534
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,722
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,431
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,925
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,103
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,533
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	2,385	2,405
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2025	1,100	1,120
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,202
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.10% 2026	750	768
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	720	737
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.10% 2023	2,025	2,084
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	3,330
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	1,500	1,537
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,796
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,179
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,846
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,350	1,449
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,054
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027	3,000	3,077
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2010	500	500
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2011	515	514
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	1,011
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	512
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	537
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	643
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	672
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	975	1,025
City of Escondido, Community Facs. Dist. No. 2006-01 (Eureka Ranch), Special Tax Bonds, Series 2006, 5.10% 2026	700	717
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	2,000	2,160
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,080
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,083
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,074
G.O. Bonds 5.00% 2017	10,000	10,977
G.O. Bonds 6.00% 2019	5,000	6,028
G.O. Ref. Bonds 5.00% 2015	15,000	16,442
G.O. Ref. Bonds 5.00% 2016	12,500	13,734
G.O. Ref. Bonds 5.00% 2022	13,480	14,519
G.O. Ref. Bonds 5.00% 2024	10,000	10,785
G.O. Ref. Bonds 5.00% 2026	3,500	3,750
Various Purpose G.O. Bonds 5.00% 2017	3,500	3,828
Various Purpose G.O. Bonds 5.00% 2020	5,000	5,432
Various Purpose G.O. Bonds 5.00% 2030	20,000	21,525
Various Purpose G.O. Bonds 5.25% 2018	8,000	8,749
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,451
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2035	10,000	10,681
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	14,099
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	437
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,799
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,776
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,931
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	2,000	2,152
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,661
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	5,000	5,290
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007	25	25
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009	15	15
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,770
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,500	1,532
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	3,094
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	735	747
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.10% 2029	1,520	1,560
Community Facs. Dist. No. 18, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2006-A, 5.00% 2036	2,000	2,042
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,396
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	2,042
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	2,000	2,061
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,084
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	2,000	2,074
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033	1,815	1,982
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	7,436
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2015	2,150	2,344
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,907
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,620
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,616
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	10,500	11,437
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
Series 2005-A, Citibank, NA letter of credit, 4.00% 2006	2,500	2,500
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2006-B, FSA insured, 4.75% 2019	5,000	5,366
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-A, 4.50% 2027	1,125	1,112
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-A, 4.50% 2036	3,260	3,184
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,495	1,541
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	920	948
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,452
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	6,000	6,233
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	2,084
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	2,043
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,025
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	930	949
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,838
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,816
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,330
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	6,500	6,699
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2018	7,820	8,697
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	8,087
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,685
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	3,350	3,654
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	2,000	2,193
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 4.625% 2024	1,205	1,243
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 4.625% 2025	1,265	1,303
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,134
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects),
Series 1993-A, 5.50% 2021	2,000	2,002
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,780	2,866
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	3,135	3,232
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2020	460	470
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2021	620	634
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2022	635	648
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2),
Series 2005-A, 5.15% 2025	1,250	1,283
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,606
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	2,955	3,202
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,886
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.30% 2007	2,645	2,663
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,225	3,391
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,606
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	514
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Solid Waste, Redev. and Master Lease Program Facs.),
Series E, AMBAC insured, 5.25% 2025	7,500	8,705
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,549
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,549
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	978
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project—Infrastructure),
Series 2006-B, RADIAN insured, 4.875% 2036	2,000	2,075
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	4,000	4,365
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2020	4,000	4,355
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-B, AMBAC insured, 5.00% 2014	3,000	3,292
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-D, AMBAC insured, 5.00% 2021	5,000	5,492
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	3,110
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,195	1,276
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,100	2,138
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1),
Series 2003-B, 5.125% 2009	2,000	2,002
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,134
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2006, 5.00% 2018	2,695	2,885
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2006, 5.00% 2027	4,180	4,417
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,703
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,723
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,490
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.50% 2023	3,000	3,045
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,338
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,312
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,122
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,110
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,045
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,378
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,213
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,112
		459,428

COLORADO — 2.83%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,077
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	1,031
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,798
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,523
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017 (preref. 2013)	5,000	5,432
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	6,271
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,400	3,586
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.20% 2012 (preref. 2007)	1,000	1,035
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.40% 2017 (preref. 2007)	2,000	2,071
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
Series 1997-A, 6.45% 2021 (preref. 2007)	3,175	3,289
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	2,000	2,042
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	2,035	2,265
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	6,320	6,942
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	1,000	1,068
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	3,000	3,119
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.25% 2023	1,725	1,849
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2017	1,000	1,083
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2018	2,250	2,437
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2020	1,100	1,183
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2022	3,260	3,497
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2025	4,215	4,514
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2031	2,970	3,174
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2036	2,000	2,132
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,237
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	3,215	3,625
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,325
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.00% 2015	2,500	2,688
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.125% 2017	3,200	3,468
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,240
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,165
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,490
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010 (escrowed to maturity)	1,500	1,593
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,247
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015 (preref. 2011)	4,250	4,601
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009 (escrowed to maturity)	1,000	1,031
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	1,250	1,316
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,931
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,359
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,710
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	75	76
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	40	41
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	50	51
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	455	465
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	580	586
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,234
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	3,885
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	3,775	4,090
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026	5,285	5,831
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	7,310	7,905
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,597
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,117
		158,322

CONNECTICUT — 0.37%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,300
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,045
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	2,470	2,547
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	1,000	1,064
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	4,500	4,833
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	1,500	1,606
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	3,000	3,127
		20,522

DISTRICT OF COLUMBIA — 0.60%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.00% 2017	2,370	2,595
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.25% 2016	1,000	1,117
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,086
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2018	2,000	2,176
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	2,168
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2020	2,780	3,007
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2023	1,575	1,692
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2024	7,000	7,509
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,570
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,079
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,678
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,678
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2022	5,015	5,382
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,091
		33,828

FLORIDA — 6.07%
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B, 5.25% 2016	4,790	4,942
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Projects),
Series 2006-B-2, 5.10% 2016	1,250	1,277
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,741
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,676
Baywinds Community Dev. Dist. (Homestead), Special Assessment Bonds, Series 2006-B, 4.90% 2012	1,500	1,505
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	735	811
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	735	802
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	2,000	2,039
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	2,000	2,069
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016	5,000	5,595
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,833
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	800	803
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2017	1,300	1,425
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2019	2,900	3,163
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2021	3,210	3,484
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2023	3,545	3,829
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2024	3,725	4,021
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2025	3,920	4,224
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2026	3,120	3,357
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
Series 2004-B, 5.00% 2011	1,070	1,071
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	980	994
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,084
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,377
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	2,940	3,188
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	8,762
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project), Series 2003, 5.50% 2008	360	360
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
Series 2003-B, 5.50% 2010	2,170	2,181
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2002, 6.125% 2007	200	201
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	140	140
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,047
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	150	151
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	110	111
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	430	433
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,420	3,781
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,455	3,578
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2002-B, 5.40% 2008	15	15
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010	1,055	1,102
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011	1,205	1,270
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012	2,000	2,124
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023	8,000	8,445
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,126
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2015	1,000	1,076
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2020	455	483
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,000	1,072
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,325	1,426
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,200	1,282
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,140	1,211
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,060
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,500	3,683
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,761
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	1,020	1,021
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,225
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007	2,000	2,022
School Board of Lake County, Certs. of Part., Series A, AMBAC insured, 5.00% 2025	3,030	3,242
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	790	864
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	595	599
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,885	2,059
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-B, 5.40% 2008	550	551
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	5,500	5,488
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	1,025	1,030
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	1,750	1,753
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	180	182
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,167
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	4,997
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	4,921
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	10,000	10,492
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	3,215	3,259
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	1,000	1,022
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	3,000	3,085
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	1,500	1,531
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	5,550	5,708
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group — Shell Point Village Project),
Series 2006, 5.00% 2032	2,550	2,615
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group — Shell Point Village Project),
Series 2006, 5.125% 2036	1,500	1,557
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2010	1,500	1,563
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2021	1,550	1,600
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.50% 2029	7,750	7,988
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2012	1,360	1,426
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2013	1,840	1,926
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2014	500	522
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project),
Series 1999-A, 5.75% 2015	1,900	1,984
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,835	4,175
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007	105	105
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,480	3,799
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,245	3,312
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,950	2,119
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	840	840
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,575	1,677
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	250	250
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,000	1,065
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	3,083
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016	5,495	5,997
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	2,520	2,578
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	415
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	130
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	5,482
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	1,000	1,113
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010	1,500	1,517
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	1,529
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	1,000	1,035
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area), Series 2006-A, 5.20% 2027	1,300	1,323
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area), Series 2006-B, 5.00% 2014	1,000	1,015
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	625	654
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,158
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,177
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	700	707
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	1,032
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,650
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014	4,135	4,603
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	2,750	2,808
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,741
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,650	1,652
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,985	2,991
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,430	1,433
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,445	1,579
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,148
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2000-A, 6.95% 2031 (preref. 2010)	2,545	2,802
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	1,008
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,098
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2020	7,450	8,118
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2021	4,895	5,318
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,915	2,119
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,975	2,053
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	2,745	2,782
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032	1,770	1,900
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	160	161
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	6,800	6,872
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,500	1,533
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	990	1,037
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	2,000	2,081
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032	930	1,026
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,835	4,161
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	2,250	2,446
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,085
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	480	483
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	2,000	2,038
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,620
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	475	518
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	235	236
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	7,000	7,371
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,524
		339,872

GEORGIA — 1.66%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009	1,000	1,060
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,638
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	3,000	3,337
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	10,000	11,173
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,735	1,787
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	9,952
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,456
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project),
Series 1998-A, 4.55% 2028 (put 2008)	5,985	6,041
G.O. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	8,000	8,590
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014	2,000	2,102
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,054
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030	5,000	5,460
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,215	1,312
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	5,700	6,165
		93,127

GUAM — 0.02%
Guam Education Fncg. Foundation, Certs. of Part. (Guam Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,071

HAWAII — 0.19%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)	3,000	3,072
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,483
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	686
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,160
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,030
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,082
		10,513

ILLINOIS — 9.74%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project),
Series 2005, 0%/5.90% 2027[3]	2,000	2,054
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015	2,500	2,681
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,609
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	7,470	8,060
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,241
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,623
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	2,000	2,099
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,570
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2017	4,875	5,281
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,531
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,787
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	6,065
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,285
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,169
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,083
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,958
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	20,000	21,408
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,594
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A, MBIA insured, 5.00% 2031	10,430	11,111
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,661
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,343
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997, AMBAC insured, 6.75% 2012	1,000	1,167
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2011	2,745	2,282
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2014	7,085	5,214
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1997-A, AMBAC insured, 0% 2015	3,245	2,286
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.),
Series 1998-B, FGIC insured, 0% 2014	2,000	1,472
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
Series 2000-A, AMBAC insured, 0% 2007	7,000	6,754
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
Series 2000-A, AMBAC insured, 0% 2008	7,000	6,506
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,580
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	11,350
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	12,565	13,625
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2022	13,885	14,987
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,119
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,902
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,521
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,979
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,394
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project),
Series 2006, 5.85% 2026	500	517
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project),
Series 2006, 6.00% 2041	1,000	1,034
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,120	5,421
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,835
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,157
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,024
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,201
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,088
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,289
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,501
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 3.45% 2036 (put 2008)	4,200	4,190
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-2, 4.00% 2036 (put 2008)	3,235	3,253
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,069
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	1,065
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,836
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,208
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,603
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,410
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	7,980
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017 (preref. 2012)	3,860	4,470
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2034	4,145	4,189
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	1,049
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	17,408
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	3,900	4,163
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	2,000	1,994
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,429
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,897
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,429
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,059
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,319
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,375
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,095
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,142
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,092
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,852
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027	2,000	2,037
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,132
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	5,800	6,122
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	7,725	8,206
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	1,070	1,082
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,745	1,792
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,600
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,080
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,285
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,297
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,870
G.O. Bonds, Series of June 2006-A, 5.00% 2016	6,935	7,644
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	11,537
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,330
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	855
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,339
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007	700	706
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008	810	826
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,188
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,183
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008	220	226
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	1,765	1,820
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,124
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)	1,090	1,118
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)	1,690	1,737
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007 (escrowed to maturity)	920	929
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008 (escrowed to maturity)	1,060	1,086
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)	330	340
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)	385	400
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,098
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,855
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)	780	806
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	6,235	6,454
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008	1,230	1,249
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	599
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,479
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,265
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,266
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,503
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,183
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,640	1,684
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,372
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010	2,440	2,528
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,957
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,802
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,720
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,082
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,751
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,997
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	4,675	4,827
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.25% 2008	4,000	4,097
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.375% 2013	1,785	1,845
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,753
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	4,500	4,882
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,818
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	5,000	5,407
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,650
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009	840	841
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,435	1,460
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,095	1,129
Housing Dev. Auth., Housing Bonds, Series G, 4.65% 2026	3,000	3,020
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010	760	778
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015	2,775	3,009
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	1,255	1,308
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,141
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,855
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,598
Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015	5,000	5,467
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
Series 1998-D, FSA insured, 0% 2008	4,730	4,396
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,137
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)	3,530	3,809
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,287
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,649
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,645
		545,343

INDIANA — 2.90%
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010	1,255	1,307
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,172
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,695
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	2,000	2,056
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998, MBIA insured, 5.25% 2008	1,895	1,954
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	3,500	3,664
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,857
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2017	1,295	1,386
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,425	1,521
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	6,500	6,896
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	5,000	5,238
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2006-B-5, 5.00% 2036	10,000	10,624
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,168
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System),
Series 1997-D, 5.00% 2026 (preref. 2007)	10,385	10,517
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016 (preref. 2007)	2,750	2,815
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.25% 2008 (preref. 2007)	1,700	1,740
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
Series 1996-A, MBIA insured, 5.50% 2016 (preref. 2007)	4,000	4,095
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,135
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,823
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,496
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,530
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998, MBIA insured, 5.375% 2010	7,095	7,329
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
Series 1997-A, MBIA insured, 5.00% 2008	1,000	1,027
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018 (preref. 2012)	1,735	1,876
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	1,275	1,412
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016 (preref. 2012)	1,605	1,778
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,304
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,079
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,632
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,277
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,621
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,301
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,361
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,806
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)	5,650	6,199
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,359
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,194
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,205
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	4,000	4,408
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	2,250	2,479
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,316
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	4,840
		162,492

IOWA — 0.84%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003, AMBAC insured, 5.00% 2013	1,000	1,076
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2015	535	574
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2022	1,825	1,956
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,250	1,339
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,505
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,461
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,756
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007	1,520	1,549
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	602
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,454
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016	680	694
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Cornell College Project), Series 2006, 4.80% 2031	710	715
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Cornell College Project), Series 2006, 4.875% 2036	1,500	1,517
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	1,965	2,044
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program),
Series 2006-H, 5.875% 2007	500	503
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	5,000	5,191
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	3,500	3,639
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program, Iowa Wesleyan College),
Series 2006-E, 5.70% 2007	500	503
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011 (preref. 2007)	1,500	1,538
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012 (preref. 2007)	3,170	3,250
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,629
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,802
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,629
		46,926

KANSAS — 0.31%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.125% 2026	1,000	1,069
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	970
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	575
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,099
City of Overland Park, Transportation Dev. Dist., Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 4.85% 2016	735	735
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	3,825	3,877
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 5.00% 2036	825	873
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-B, 3.75% 2012	6,000	6,003
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	2,000	2,031
		17,232

KENTUCKY — 0.26%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,559
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2008	630	637
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2009	3,305	3,355
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.70% 2010	490	499
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,233
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	2,041
		14,324

LOUISIANA — 2.07%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	6,000	6,535
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	3,355	3,398
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,046
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	4,023
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	2,000	2,046
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,070	2,153
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2012	1,930	2,007
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,000	2,094
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	14,044
Military Dept., Custodial Receipts, 5.00% 2021	10,435	11,028
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	11,000	11,776
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,939
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2015	3,825	4,353
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,638
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015	3,000	3,254
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2016	1,000	1,076
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2021	1,000	1,061
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2031	3,780	3,972
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	32,518
		115,961

MAINE — 0.10%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	2,850	3,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,761
		5,815

MARYLAND — 1.02%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,440	1,480
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	5,710	6,308
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,144
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,220
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,180	2,558
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,091
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	2,172	2,237
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,382
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	6,277
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev Bonds (Western Maryland Health System Issue),
Series 2006-A, MBIA insured, 5.00% 2023	6,110	6,615
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,440
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	1,505	1,545
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,255
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,470
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,241
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,073
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	1,017
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, 5.00% 2032	1,150	1,229
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 5.00% 2031	1,400	1,486
		57,119

MASSACHUSETTS — 2.11%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2016	1,000	1,092
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	821
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,087
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	2,000	2,162
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,048
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	727
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,916
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012	2,000	2,207
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022	5,000	5,776
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015	10,000	10,997
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016	7,000	7,993
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017	5,000	5,764
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018	5,000	5,791
Health and Educational Facs. Auth., Demand Rev. Bonds (Amherst College Issue), Series H, 3.58% 2033 (put 2007)	4,875	4,875
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,750
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2016	5,945	6,522
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2022	2,000	2,398
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,474
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,171
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,518
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	1,000	1,022
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	1,715	1,725
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007	4,885	4,926
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,201
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 4.00% 2012	10,005	10,249
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,462
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
Series 1994-A, 7.00% 2007 (escrowed to maturity)	115	116
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,153
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,047
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.25% 2015	5,000	5,395
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,037
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,763
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,141
		118,326

MICHIGAN — 2.45%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	5,000	5,282
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,013
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 2004-B-1, AMBAC insured, 5.25% 2016	2,000	2,188
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,252
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2016	19,000	20,698
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	501
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,874
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,370
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,322
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,533
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	1,021
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,555
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	865	878
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	2,041
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011 (preref. 2009)	2,985	3,194
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,153
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,695
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,523
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,761
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,421
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	3,205	3,363
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008	1,215	1,225
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	2,400	2,444
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	8,155
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,050
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,364
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,077
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)	3,000	3,049
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,880
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,111
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,090
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,199
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,507
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	1,609
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,656
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2016	1,000	1,107
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,216
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	4,530
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,255
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,082
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,248
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	4,000	4,341
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,616
		137,449

MINNESOTA — 0.14%
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,795
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,025
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	1,180	1,182
Minneapolis / St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program —
City Living Home Programs), Series 2006-A-3, GNMA/FNMA insured, 5.70% 2027	3,800	4,094
		8,096

MISSISSIPPI — 0.58%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	8,396
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2020	1,000	1,083
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,322
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	5,971
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,200
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,360
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	9,042
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027	1,000	1,066
		32,440

MISSOURI — 0.23%
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	1,252
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,000	1,019
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,333
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,053
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, MBIA insured, 5.00% 2020	1,620	1,768
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	6,175
		12,600

NEBRASKA — 0.13%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017	400	402
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018	415	418
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019	435	438
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020	450	451
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025	250	252
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030	275	277
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	68	51
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	871	9
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,057
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,683
		7,038

NEVADA — 2.38%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	10,578
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016 (preref. 2011)	3,000	3,243
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	15,160	16,965
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,790	3,905
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-A, 6.30% 2021	995	1,028
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	1,625	1,680
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,740	1,795
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,315	2,389
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	5,370	5,543
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,607
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	5,405	5,553
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	185	203
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	1,595	1,646
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,442
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	1,455	1,501
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	3,325	3,432
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.80% 2023	5,355	5,527
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,820	1,832
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	375	388
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	4,200	4,270
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,568
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,200	6,339
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.65% 2009	1,445	1,496
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,865	4,001
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,895	2,996
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	130	130
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,064
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,094
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,650	1,708
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,510	2,598
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,250	2,332
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.00% 2010	980	1,017
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
Series 2001, 6.375% 2014	2,045	2,125
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	4,420	4,594
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,161
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Ref. Bonds,
Series 2006-B, 5.10% 2022	1,120	1,155
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 4.00% 2008	200	201
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2021	1,330	1,415
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2024	1,060	1,123
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016	3,105	3,354
		132,998

NEW HAMPSHIRE — 0.02%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,077

NEW JERSEY — 4.06%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,779
Certs. of Part., Series 2004-A, 5.00% 2012	5,000	5,314
Certs. of Part., Series 2004-A, 5.00% 2013	9,625	10,320
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,617
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,200
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	11,352
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	10,682
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,185
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,701
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,355
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	3,068
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	10,410
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), 5.00% 2016	1,000	1,033
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), 5.25% 2036	4,200	4,310
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030 (preref. 2010)	6,000	6,993
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,015
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,164
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,159
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,656
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 1999-A, 6.85% 2029 (put 2009)	1,585	1,704
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016	4,740	5,161
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2015	2,150	2,372
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	645	645
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	3,400	3,695
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	11,000	12,037
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	10,000	10,898
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,396
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,381
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	10,218
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,457
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,003
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,319
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015	7,400	8,296
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,288
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.25% 2020	10,000	11,431
		227,614

NEW MEXICO — 0.32%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	5,190
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,481
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,084
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	550	547
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,374
		17,676

NEW YORK — 7.67%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017	1,700	1,739
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017	1,745	1,822
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
Series 1998-2, AMBAC insured, 5.50% 2008	2,000	2,058
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013	1,875	1,890
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,281
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,251
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	760	842
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007	3,000	3,032
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,332
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,119
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007	1,745	1,773
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008	1,295	1,326
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	2,485	2,525
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,317
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,822
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (preref. 2007)	15	15
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,470	1,524
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,505	1,561
Dormitory Auth., Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, FHA insured, 4.60% 2027	15,300	15,591
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,913
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,543
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,624
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007	2,000	2,006
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center), Series 1998-E, MBIA insured, 5.20% 2014	8,520	8,799
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,580
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, FHA insured, 5.75% 2021	5,000	5,173
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,722
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	621
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,498
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,792
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,182
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,838
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,034
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,801
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	8,615	9,354
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,636
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,949
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021	1,000	1,093
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	2,140
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,678
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,676
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,541
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,100
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,107
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	6,260	6,690
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,510	3,741
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,810	8,460
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	6,720	7,161
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,483
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,099
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,716
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,178
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	2,500	2,704
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,617
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,163
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,393
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2020	10,000	10,736
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,170
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,692
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,398
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	35,000	37,378
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,104
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)	1,440	1,469
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	440	454
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	705	727
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,050
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018	420	432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,149
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[3]	20,300	21,994
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	9,600	10,222
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2020	2,500	2,731
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,454
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	435	448
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,462
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	5,000	5,484
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	7,000	7,678
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,221
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	2,000	2,099
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020	3,000	3,538
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,137
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012	1,000	1,085
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,690
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,363
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,453
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,459
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (put 2011)	6,965	7,451
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (preref. 2011)	535	576
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009 (preref. 2007)	1,375	1,404
		429,395

NORTH CAROLINA — 1.73%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,379
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,331
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,512
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project), Series 1999, AMBAC insured, 4.60% 2010	1,000	1,038
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,347
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,420
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,094
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	10,720	11,091
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	5,425	5,441
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	3,161
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,681
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,630
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,107
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	5,045
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,808
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,066
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,699
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,152
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,685
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,626
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,047
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	3,017
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,000	2,194
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008	3,935	4,038
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,597
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,173
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,260
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
Series 1999, MBIA insured, 5.25% 2011	1,995	2,100
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2023	1,125	1,211
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,155	1,243
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,185	1,275
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2021	500	546
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2022	1,040	1,134
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019	3,265	3,353
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,067
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,264
		96,832

OHIO — 1.54%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,316
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC insured, 4.25% 2030	4,000	3,965
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	4,000	4,583
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,859
General Receipts Bonds, Series 2005-A, 4.25% 2020	1,000	1,015
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	10,000	10,364
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008	6,380	6,468
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,024
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,115
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	2,300	2,480
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,162
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,773
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	550
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	626
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	676
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	705
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.60% 2007	2,175	2,185
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,019
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,089
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,886
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,228
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,233
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	9,175
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,785
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	1,000	1,081
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,107
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	455
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	727
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,076
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	835	927
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,482
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,169
		86,305

OKLAHOMA — 0.48%
Comanche County Hospital Auth. (Lawton), Hospital Rev. Ref. Bonds, Series 2005, RADIAN insured, 5.25% 2015	1,000	1,100
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	1,000	1,039
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma),
Series 1995-C, AMBAC insured, 6.375% 2009 (escrowed to maturity)	2,500	2,531
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
Series 1995-D, AMBAC insured, 6.00% 2009	2,500	2,652
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	2,450	2,528
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	2,092
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	5,156
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,341
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,179
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017	3,000	3,033
Tulsa Industrial Auth., Student Housing Rev. Bonds (University of Tulsa), Series 2006, 5.00% 2037	3,000	3,150
		26,801

OREGON — 0.09%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	4,044
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2025	1,000	1,053
		5,097

PENNSYLVANIA — 1.96%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
Series 1998-A, AMBAC insured, 5.00% 2010	2,705	2,823
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
Series 1998-A, AMBAC insured, 5.50% 2008	1,000	1,037
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,572
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds, Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,333
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,247
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,082
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023	1,750	1,875
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	1,000	1,065
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	4,270
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2009	1,000	1,027
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,027
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.50% 2008	2,000	2,049
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1999-A, 5.00% 2018	1,475	1,523
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	10,500	11,312
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,073
Higher Educational Facs. Auth., Trustees of the University of Pennsylvania Rev. Bonds, Series 2005-C, 4.50% 2030	3,500	3,546
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	945	977
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	3,300
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project),
Series 2005, 6.00% 2021	5,500	5,861
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,938
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.625% 2012	2,000	2,044
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.75% 2017	2,000	2,044
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-A, 5.875% 2022	2,890	2,951
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital),
Series 1993-A, 6.50% 2008	4,635	4,790
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital),
Series 1997, 5.70% 2009	1,000	1,022
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	2,815	2,870
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	8,112
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,555
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,964
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,540
		109,829

PUERTO RICO — 0.55%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	840	877
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2014	2,500	2,700
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,255
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,143
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	10,000	10,860
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,077
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,832
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,036
		30,780

RHODE ISLAND — 0.81%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,474
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,308
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012	4,850	5,395
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	210	233
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,479
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,928
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,826
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	8,038
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2026	3,000	3,218
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,474
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,352
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2016	1,750	1,900
		45,625

SOUTH CAROLINA — 3.23%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,346
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,473
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,391
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2025	15,000	16,118
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,566
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,350
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	8,218
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,425
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,459
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,821
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	5,334
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,918
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 1999-A, 5.125% 2012	3,000	3,141
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	3,155	3,211
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,015	1,027
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	1,000	1,023
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	370
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,115
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,121
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,703
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,699
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	1,700	1,739
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.00% 2009	1,000	1,041
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.50% 2007	2,000	2,036
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project),
Series 2006, 5.00% 2014	500	542
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project),
Series 2006, 5.00% 2015	500	544
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project),
Series 2006, 5.00% 2016	1,000	1,093
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project),
Series 2006, 5.00% 2018	1,000	1,086
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,000	1,028
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	5,764
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,639
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	17,290	18,497
		180,838

SOUTH DAKOTA — 0.26%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	2,780
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2007	2,045	2,066
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2009	4,010	4,102
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2010	4,175	4,268
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,054
		14,270

TENNESSEE — 3.12%
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,734
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,152
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,199
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,276
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	2,018
City of Memphis, Electric System Rev. Bonds, Series 2003-A, 5.00% 2006	5,000	5,000
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,615
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,537
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,528
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,000
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,704
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2020 (put 2008)	14,000	14,310
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,115
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,423
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2022 (preref. 2012)	745	845
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,803
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,735
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project),
Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,117
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,279
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,188
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	5,000	5,432
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	7,500	8,184
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,351
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,254
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	35,000	39,651
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	11,352
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2023	5,000	5,695
		174,497

TEXAS — 13.46%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2020	2,795	3,014
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	3,137
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	6,320	7,036
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,181
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,064
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016 (preref. 2011)	6,765	7,375
City of Austin, Convention Center Rev. Ref. Bonds (Austin Convention Enterprises, Inc.), Series A, XLCA insured, 5.25% 2017	2,000	2,223
City of Austin, Convention Center Rev. Ref. Bonds (Austin Convention Enterprises, Inc.), Series A, XLCA insured, 5.25% 2018	1,000	1,107
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.00% 2010	1,705	1,754
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.25% 2009	1,620	1,674
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),
Series 1998, 5.25% 2028	9,400	9,639
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,775
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D, 5.40% 2029 (put 2014)	2,000	2,149
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,911
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), MBIA insured, 4.90% 2015	2,860	3,092
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,607
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,091
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,436
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2021	3,000	3,247
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,487
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	2,653
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	1,965	2,111
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	5,277
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,658
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	500	508
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	5,827
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,587
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 1998, 5.00% 2012 (preref. 2008)	500	509
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,113
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2002, 5.00% 2009	1,285	1,335
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	5,720	6,172
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,659
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,010
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,206
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,451
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2016	2,415	2,631
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2017	3,660	3,976
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,221
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,329
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,219
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,962
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,716
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2013	2,170	2,292
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2015	2,420	2,556
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,179
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,609
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,380
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,243
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.25% 2008	1,890	1,935
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2011	5,000	5,371
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,329
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2015	10,325	11,564
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,567
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.25% 2008	2,500	2,551
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,329
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,212
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,088
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,719
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,937
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,175
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,098
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,098
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,213
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,102
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,922
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,045
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	13,050	13,939
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,653
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,034
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	3,094
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,740	1,813
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	335	350
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,025
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,037
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022	3,000	3,146
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015	3,000	3,272
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2016	5,000	5,519
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2035	13,000	13,925
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005-A, FSA insured, 5.25% 2015	11,885	13,286
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	493
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,275
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2020	3,245	3,508
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,920
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2023	2,510	2,695
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2024	2,635	2,825
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	21,247
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,073
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds,
Series 2001, AMBAC insured, 5.20% 2021	3,520	3,704
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2015	1,290	1,384
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2016	1,805	1,938
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax SchooL Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,772
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016	4,315	4,700
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015	580	622
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, AMBAC insured, 5.00% 2017	1,000	1,082
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,532
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2015	110	117
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015 (preref. 2010)	1,890	2,019
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016	385	413
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2016	3,130	3,409
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,420
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	7,737
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,208
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,086
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,173
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,120
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,025
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016	2,560	2,751
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017	2,695	2,893
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018	2,835	3,041
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,275
Plano Independent School Dist. (Collin County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	17,265	18,870
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	1,036
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	1,548
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,736
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,583
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,642
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006, 5.00% 2017	7,500	8,220
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2021	3,000	3,280
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2022	2,500	2,729
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,715
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,093
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,167
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,709
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,069
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,481
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,056
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,367
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,319
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,440
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	24,000	26,870
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	10,852
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,577
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,629
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,856
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,397
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	10,000	11,064
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,167
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	505
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	74
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	4,950	5,274
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	8,385	8,934
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	12,985
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,669
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,581
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015	4,390	4,721
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,634
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,839
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2016	1,000	1,088
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2017	1,000	1,085
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,613
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2019	2,805	3,029
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2020	3,465	3,737
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,179
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2015	3,875	4,136
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2016	3,070	3,277
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,118
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,186
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,242
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,609
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	4,000	4,015
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.75% 2015	3,000	3,410
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2011	1,775	1,866
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	5,500	5,752
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	3,000	3,213
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2010	1,000	1,044
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2013	3,000	3,229
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,477
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Ref. Bonds,
Series 2005, FSA insured, 5.00% 2018	7,285	7,892
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,594
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,419
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	1,000	1,026
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,234
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,358
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,945
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,027
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,499
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,383
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,152
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,304
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016	1,000	1,104
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	16,118
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,382
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,201
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2012	1,895	2,021
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,623
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation,
Series 2000, 0% 2018	2,625	1,660
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,715
		753,881

UTAH — 0.45%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,687
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,402
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,050
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
Series 2001-A, 5.25% 2015 (preref. 2011)	3,000	3,229
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
Series 2001-A, 5.25% 2016 (preref. 2011)	4,225	4,547
		24,915

VIRGINIA — 0.70%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,821
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	15,500	17,326
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,539
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,500	5,676
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,376
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park),
Series 1995, MBIA insured, 6.50% 2009	1,000	1,073
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	568	575
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	895	954
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,465	2,573
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, MBIA insured, 5.00% 2010	1,000	1,039
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,060	2,178
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,000	1,054
		39,184

WASHINGTON — 6.19%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 4.75% 2028	21,940	22,329
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 5.25% 2021	5,500	6,286
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC insured, 0% 2016	2,500	1,681
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2018	3,670	4,007
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2019	2,870	3,121
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,253
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2016	13,000	14,151
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,395
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,952
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,937
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	7,000	7,702
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,442
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,440
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,485
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,219
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,242
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,711
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,433
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014	5,000	5,141
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008	3,030	3,130
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007	19,900	20,180
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	2,000	2,080
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	3,116
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,603
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	4,670	4,792
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,416
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008 (escrowed to maturity)	330	339
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,560
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014	1,000	1,088
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,302
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,349
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,620
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,846
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,492
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,885
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. Bonds, FGIC insured, 5.00% 2018	1,000	1,096
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. Bonds, FGIC insured, 5.00% 2019	2,000	2,184
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,628
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,066
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,990
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,129
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	3,253
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	7,096
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,255
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,289
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	2,405	2,656
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	359
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	299
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,150
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,896
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2017	3,700	4,062
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2018	4,920	5,389
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2019	3,685	4,020
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2022	5,995	6,503
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,172
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,493
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,074
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,283
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,550
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,810
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,765
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,145
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,311
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,151
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,363
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,525
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	9,141
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	4,215
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2012	2,250	2,451
		346,494

WISCONSIN — 1.58%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,157
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,655	27,778
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,507
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,454
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,276
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2014	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2015	100	109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	998
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,097
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,138
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,198
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,030
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,062
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2005, AMBAC insured, 5.00% 2015	1,025	1,116
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	7,500	8,081
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	12,711
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	2,250	2,370
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	255	259
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,955
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	9,951
		88,345

Total bonds & notes (cost: $5,124,145,000)		5,346,767

Short-term securities — 4.89%

City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003, 3.65% 2037[4]	1,400	1,400
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.65% 2037[4]	2,350	2,350
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007[5]	20,000	20,101
State of Connecticut, Special Tax Obligation Bonds (Transportation Infrastructure Purposes),
Series 2000-1, FGIC insured, 3.53% 2020[4]	8,470	8,470
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.53% 2031[4]	3,265	3,265
Florida Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds, Series 2003, 3.56% 2033[4]	2,400	2,400
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. and Ref. Bonds (Genesis Rehabilitation Hospital Project),
Series 1996, 3.65% 2021[4]	5,850	5,850
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Bonds, Series 1986, AMBAC insured, 3.75% 2016[4]	3,700	3,700
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University of Georgia Athletic Assn. Project),
Series 2003, 3.64% 2033[4]	2,280	2,280
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University of Georgia Athletic Assn. Project),
Series 2005-B, 3.64% 2035[4]	2,700	2,700
Municipal Gas Auth. of Georgia, Gas Rev. Bonds (Gas Portfolio III Project), Tax-Exempt Series B, 3.52% 2015[4]	4,245	4,245
Municipal Electric Auth. of Georgia, Series 1994-E, FSA insured, 3.45% 2026[4]	7,300	7,300
Illinois Fin. Auth., Demand Rev. Bonds (Proctor Hospital), Series 2006-B, 3.50% 2016[4]	1,500	1,500
Village of Romeoville, Will County, Illinois, Demand Rev. Bonds, Lewis University, Series 2006, 3.65% 2036[4]	1,000	1,000
Village of Western Springs, Cook County, Illinois, Special Assessment Bonds (Timber Trails Project), Series 2006, 3.51% 2025[4]	5,000	5,000
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Bentley College Issue), Series K, 3.48% 2030[4]	6,600	6,600
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 2001-C, 3.48% 2021[4]	6,500	6,500
Howard County, Maryland, G.O. Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-D, TECP, 3.48% 12/11/2006	5,300	5,300
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project),
Series 2002-A, 3.65% 2030[4]	600	600
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
Series 2004-A, AMBAC insured, 3.64% 2034[4]	800	800
Maryland Health and Higher Educational Facs. Auth., Commercial Paper (Johns Hopkins University Issue),
Series A, 3.48% 12/11/2006	4,400	4,400
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 3.50% 2030[4]	9,890	9,890
Michigan Housing Dev. Auth., Rev. Bonds, Series 2000-A, MBIA insured, 3.53% 2016[4]	9,300	9,300
Regents of the University of Michigan, General Rev. Bonds, Series 2005-B, 3.50% 2035[4]	3,500	3,500
Regents of the University of Minnesota, G.O. Bonds, Series 2001-C, 3.50% 2036[4]	3,000	3,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.64% 2023[4]	1,700	1,700
Port of Port Arthur Navigation Dist. of Jefferson County, Texas, Pollution Control Rev. Ref. Bonds (Texaco Inc. Project),
Series 1994, 3.64% 2024[4]	1,240	1,240
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2001-B, 3.50% 2025[4]	1,100	1,100
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds
(Immanuel Health Systems — Williamsburg Project), Series 2000-A, 3.65% 2030[4]	6,025	6,025
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007[5]	20,000	20,105
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-8, 3.65% 2017[4]	1,200	1,200
School Dist. of Philadelphia, Pennsylvania, Tax and Rev. Anticipation Notes, Series A of 2006-2007, 4.50% 6/29/2007[5]	20,000	20,104
State of Pennsylvania, University of Pittsburgh — Of the Commonwealth System of Higher Education,
University Capital Project and Ref. Bonds, Series 2000-C, 3.50% 2032[4]	6,500	6,500
State of Pennsylvania, University of Pittsburgh — Of the Commonwealth System of Higher Education,
University Capital Project and Ref. Bonds, Series 2002-A, 3.50% 2018[4]	1,500	1,500
State of Pennsylvania, University of Pittsburgh — Of the Commonwealth System of Higher Education,
University Capital Project Bonds, Series 2005-A, 3.50% 2039[4]	4,600	4,600
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds (Portsmouth Abbey School Issue),
Series 2001, 3.65% 2031[4]	1,410	1,410
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue),
Series 2002-A, 3.65% 2032[4]	4,800	4,800
Charleston County, South Carolina, Hospital Rev. Bonds (CareAlliance Health Services d/b/a Roper St. Francis Healthcare),
Series 2006, 3.65% 2030[4]	4,000	4,000
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.50% 12/8/2006	2,470	2,470
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.55% 1/16/2007	5,794	5,793
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 3.65% 2031[4]	2,365	2,365
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 3.65% 2034[4]	7,520	7,520
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2005, 3.65% 2035[4]	6,700	6,700
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 3.65% 2032[4]	6,600	6,600
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 3.65% 2034[4]	2,655	2,655
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.50% 12/12/2006	2,000	2,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.50% 12/14/2006	2,500	2,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007[5]	25,000	25,177
Texas Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.67% 12/1/2006	8,000	8,000
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-C, 3.73% 2038[4]	2,600	2,600
Wisconsin State, G.O. Bonds, Series 2005-A, TECP, 3.52% 12/14/2006	3,800	3,800

Total short-term securities (cost: $273,844,000)		273,915

Total investment securities (cost: $5,397,989,000)		5,620,682
Other assets less liabilities		(21,088)

Net assets		$5,599,594

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,685,000, which represented .08% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

unaudited

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$233,173
Gross unrealized depreciation on investment securities	(5,529)
Net unrealized appreciation on investment securities	227,644
Cost of investment securities for federal income tax purposes	5,393,038

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: January 26, 2007